Long-Term Debt (Details) (USD $) In Millions, except Share data, unless otherwise specified				0 Months Ended				0 Months Ended				0 Months Ended				0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 26, 2009 2009 Senior Loan Agreement item	Dec. 31, 2012 2009 Senior Loan Agreement	Dec. 31, 2011 2009 Senior Loan Agreement	Jun. 26, 2009 2009 Senior Loan Agreement Series C-1 Preferred Stock	Mar. 18, 2010 2010 Loan Modification Agreement item	Dec. 31, 2012 2010 Loan Modification Agreement	Dec. 31, 2011 2010 Loan Modification Agreement	Mar. 18, 2010 2010 Loan Modification Agreement Series D-1 Preferred Stock	Jun. 07, 2012 Loan Agreement item	Sep. 30, 2013 Loan Agreement	Dec. 31, 2012 Loan Agreement	Jun. 07, 2012 Loan Agreement Maximum	Jun. 07, 2012 Loan Agreement Minimum
Long-Term Debt
Number of lenders				3				3				3
Funding commitment				$ 10.0				$ 10.0
Payment period of debt				36 months				27 months				42 months
Number of interest only payments				6				3				12
Remaining payment period of debt				30 months				24 months
Interest rate (as a percent)				12.70%				15.00%				8.50%
Issue of warrants to purchase preferred stock (in shares)	1,013,000	1,134,000	1,134,000				45,786				63,693
Fair value of warrants at the time of issuance							0.3				0.5
Outstanding balance					0	2.3			0	3.2			18.2	20.0
Aggregate principal amount												20.0
Number of principal and interest payments												30
Closing fee												0.2
Period of amortization of financing costs												42 months
Effective interest rate (as a percent)												11.80%
Value of equity subject to right held by lenders when net proceeds from the sale of equity securities to third parties exceeds specified amount															2.0
Net cash proceeds covenant amount																$ 5.0